Cash Flows (Tables)	6 Months Ended
Jun. 30, 2016
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Supplemental Cash Flow Information
Supplemental disclosures of cash flow information were as follows:

	Six Months Ended
	June 30,
	2016	2015
	(In thousands)
Income taxes paid	$30,678	$146,480
Interest paid, excluding amounts capitalized	53,871	40,792

Non-cash investing and financing activities were as follows:
Assets acquired through capital lease obligations	$4,644	$24,578
Accrued capital expenditures	39,371	26,381
Reduction of long-term debt proceeds from original issuance discount	10,250	—
Distributions accrued on unvested equity awards	—	1,241
Accrued transaction costs for NTI merger	831	—
Transfer of capital spares from fixed assets to other assets	699	—
PP&E derecognized from sale leaseback continuing involvement release	—	1,773
Transfer of capital spares from fixed asset to inventory	—	1,365
Transfer of capital spares from other assets to fixed assets	161	—